Schedule I, Condensed Financial Statements	12 Months Ended
Dec. 31, 2018
Schedule I, Condensed Financial Statements [Abstract]
Schedule I, Condensed Financial Statements
Appendices
Appendix V (Schedule I)
Condensed Financial Statements of Atlantica Yield plc
Condensed statements of financial position of Atlantica Yield Plc.
– Amounts in thousands of usd –

	As of December 31,
	2018	2017
Assets
Investment in affiliates	1,883,964	2,044,967
Loans to affiliates	605,778	647,911
Cash and cash equivalents	106,734	148,525
Other assets	8,458	3,704
Total assets	2,604,934	2,845,107
Liabilities and Equity
Borrowings	426,748	386,616
Notes and bonds	257,325	256,468
Intercompany liabilities	138,222	103,796
Other Liabilities	13,493	11,168
Total Liabilities	835,788	758,048
Common Stock	10,022	10,022
Additional paid-in capital	1,481,881	1,981,881
Distributable reserves	461,686	42,410
Other reserves	-	181
Accumulated gains (losses)-net	(184,443)	52,565
Total shareholders’s equity	1,769,146	2,087,059
Total liabilities and equities	2,604,934	2,845,107

Condensed income statements of Atlantica Yield, Plc.
– Amounts in thousands of usd –

	For the year ended December 31,
	2018	2017	2016
Income from
Services	54,743	123,944	114,653
Other financial income	4,334	17,419	8
Total income	59,077	141,363	114,661
Expenses
Other operating expenses	(189,116)	(21,173)	(26,132)
Interest	(42,321)	(46,292)	(35,615)
Other financial expenses	(12,083)	(21,333)	(21,651)
Total expenses	(243,520)	(88,798)	(83,398)
Income/(Loss) before income taxes	(184,443)	52,565	31,263
Income tax benefits/(expense)	-	-	-
Profit/(Loss) for the year	(184,443)	52,565	31,263

Other comprehensive income statement of Atlantica Yield, Plc.
– Amounts in thousands of usd –

	For the year ended December 31,
	2018	2017	2016

Profit/(loss) for the year	(184,443)	52,565	31,263
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	147	(13,666)	7,213
Net income/(expenses) recognized directly in equity	147	(13,666)	7,213
Cash flow hedges	(328)	(32)	2,321
Transfer to income statement	(328)	(32)	2,321
Other comprehensive income/(loss) for the year	(181)	(13,698)	9,534
Total comprehensive income/(loss) for the year	(184,624)	38,867	40,797

Condensed cash flow statements of Atlantica Yield, Plc.
– Amounts in thousands of usd –

	For the year ended December 31,
	2018	2017	2016
Cash Flow from operating activities	(30,571)	34,937	5,911
Cash Flow—investing activities
Decrease (increase) in investment and advance to affiliates	66,069	151,033	97,341

Net decrease (increase) in other assets	-	-	-

Cash (used for)/provided by investing activities	66,069	151,033	97,341
Cash Flow—financing activities
Net increase/(decrease) in borrowings and other liabilities	56,000	(64,754)	-

Dividend paid to shareowner	(133,289)	(94,845)	(26,585)

Capital increase and other	-	-	-

Cash from financing activities	(77,289)	(159,599)	(26,585)

Increase (decrease) in cash and cash equivalents during the year	(41,791)	26,371	76,667

Cash and cash equivalent at the beginning of the year	148,525	122,154	45,487

Cash and cash equivalent at the end of the year	106,734	148,525	122,154

Notes to the Condensed Financial Statements

Schedule I has been provided pursuant to the requirements of Rule 12- 04(a) of Regulation S-X, of the US Securities and Exchange Commission (SEC) which require condensed financial information as to the financial position, change in financial position, results of operations of Atlantica Yield plc, other comprehensive income statement and cash flow statement as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

Basis of Presentation.

a)
The presentation of Atlantica Yield plc stands alone condensed financial statement has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that, the Company records its investment in subsidiaries under the cost method of accounting and that financial income from credits to companies in the group are recorded under Income from services, given that the company is a holding and this type of service is part of its primary activity. Such investments are presented on the statements of financial position as “Investment in and loans to affiliates” at cost less any identified impairment loss.

b)
As of December 31, 2018, 2017 and 2016 there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statements, if any.

c)
For the year ended December 31, 2018, no cash dividend has been declared to the Company by its consolidated subsidiaries or associated. For the year ended December 2017 and 2016, cash dividend of $10,383 thousand and $29,737 thousand were declared to the Company by its consolidated subsidiaries or associates, respectively.

Reconciliation of the stand-alone to consolidated financial statements of Atlantica Yield Plc.

Profit/(Loss) Reconciliation	For the year ended December 31,
	2018	2017	2016
Stand-alone—IFRS profit/(loss) for the period	(184,443)	52,565	31,263
Additional profit/(loss) if subsidiaries had been accounted for using the equity method of accounting as opposed to cost method	226,039	(164,369)	(36,118)
Consolidated IFRS profit/(loss) for the period attributable to Atlantica Yield plc	41,596	(111,804)	(4,855)

Equity Reconciliation	As of December 31,
	2018	2017	2016

Stand-alone—IFRS shareholders equity	1,769,146	2,087,059	2,153,420
Additional shareholders equity if subsidiaries had been accounted for using the equity method of accounting as opposed to cost method	(13,034)	(191,606)	(194,309)
Consolidated IFRS shareholders equity	1,756,112	1,895,453	1,959,111